Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	¥ 4,528,795	¥ 4,954,565
Trade receivables	1,160,847	1,240,090
Receivables from financial services	2,755,800	2,558,594
Other financial assets	208,478	229,583
Inventories	2,470,590	2,442,969
Other current assets	563,252	446,763
Total current assets	11,687,762	11,872,564
Non-current assets:
Investments accounted for using the equity method	1,242,614	1,206,968
Receivables from financial services	6,172,817	5,616,676
Other financial assets	873,459	968,142
Intangible assets	1,126,019	999,689
Deferred tax assets	143,499	170,856
Other non-current assets	571,589	502,074
Total non-current assets	19,088,105	17,901,586
Total assets	30,775,867	29,774,150
Current liabilities:
Trade payables	1,663,487	1,609,836
Financing liabilities	4,497,747	4,105,590
Accrued expenses	728,935	638,319
Other financial liabilities	276,861	340,858
Income taxes payable	108,562	157,410
Provisions	388,441	566,722
Other current liabilities	951,124	904,757
Total current liabilities	8,615,157	8,323,492
Non-current liabilities:
Financing liabilities	6,953,520	6,057,967
Other financial liabilities	301,439	316,919
Retirement benefit liabilities	288,472	284,844
Provisions	667,274	385,001
Deferred tax liabilities	718,084	855,067
Other non-current liabilities	604,099	544,988
Total non-current liabilities	9,532,888	8,444,786
Total liabilities	18,148,045	16,768,278
Equity:
Common stock	86,067	86,067
Capital surplus	205,299	205,073
Treasury stock	(1,272,845)	(550,808)
Retained earnings	11,122,187	10,644,213
Other components of equity	2,185,821	2,312,450
Equity attributable to owners of the parent	12,326,529	12,696,995
Non-controlling interests	301,293	308,877
Total equity	12,627,822	13,005,872
Total liabilities and equity	30,775,867	29,774,150
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	5,748,187	5,202,768
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 3,209,921	¥ 3,234,413